Investment Risks - Additional Information (Detail) - Off-Exchange-Traded [Member]	Dec. 31, 2016
Minimum [Member]
Derivative [Line Items]
Percentage of total investments	20.10%
Maximum [Member]
Derivative [Line Items]
Percentage of total investments	43.30%
LV Futures Fund L.P. [Member] | Minimum [Member]
Derivative [Line Items]
Percentage of total investments	11.30%
LV Futures Fund L.P. [Member] | Maximum [Member]
Derivative [Line Items]
Percentage of total investments	47.30%